Cover Page Document	Oct. 27, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Entity Registrant Name	COCA COLA CO
Entity Incorporation, State or Country Code	DE
Entity File Number	001-02217
Entity Tax Identification Number	58-0628465
Entity Address, Address Line One	One Coca-Cola Plaza
Entity Address, City or Town	Atlanta,
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30313
City Area Code	404
Local Phone Number	676-2121
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000021344
Amendment Flag	false
Common Stock, $0.25 Par Value [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.25 Par Value
Trading Symbol	KO
Security Exchange Name	NYSE
1.125% Notes Due 2027 [Member]
Document Information [Line Items]
Title of 12(b) Security	1.125% Notes Due 2027
Trading Symbol	KO27
Security Exchange Name	NYSE
.125% Notes Due 2029 KO29A
Document Information [Line Items]
Title of 12(b) Security	0.125% Notes Due 2029
Trading Symbol	KO29A
Security Exchange Name	NYSE
.125% Notes Due 2029 KO29B
Document Information [Line Items]
Title of 12(b) Security	0.125% Notes Due 2029
Trading Symbol	KO29B
Security Exchange Name	NYSE
0.400% Notes Due 2030
Document Information [Line Items]
Title of 12(b) Security	0.400% Notes Due 2030
Trading Symbol	KO30B
Security Exchange Name	NYSE
1.250% Notes Due 2031 [Member]
Document Information [Line Items]
Title of 12(b) Security	1.250% Notes Due 2031
Trading Symbol	KO31
Security Exchange Name	NYSE
3.125% Notes Due 2032
Document Information [Line Items]
Title of 12(b) Security	3.125% Notes Due 2032
Trading Symbol	KO32
Security Exchange Name	NYSE
.375% Notes Due 2033 [Member]
Document Information [Line Items]
Title of 12(b) Security	0.375% Notes Due 2033
Trading Symbol	KO33
Security Exchange Name	NYSE
.500% Notes Due 2033
Document Information [Line Items]
Title of 12(b) Security	0.500% Notes Due 2033
Trading Symbol	KO33A
Security Exchange Name	NYSE
1.625% Notes Due 2035 [Member]
Document Information [Line Items]
Title of 12(b) Security	1.625% Notes Due 2035
Trading Symbol	KO35
Security Exchange Name	NYSE
1.100% Notes Due 2036 [Member]
Document Information [Line Items]
Title of 12(b) Security	1.100% Notes Due 2036
Trading Symbol	KO36
Security Exchange Name	NYSE
0.950% Notes Due 2036
Document Information [Line Items]
Title of 12(b) Security	0.950% Notes Due 2036
Trading Symbol	KO36A
Security Exchange Name	NYSE
3.375% Notes Due 2037
Document Information [Line Items]
Title of 12(b) Security	3.375% Notes Due 2037
Trading Symbol	KO37
Security Exchange Name	NYSE
.800% Notes Due 2040 [Member]
Document Information [Line Items]
Title of 12(b) Security	0.800% Notes Due 2040
Trading Symbol	KO40B
Security Exchange Name	NYSE
1.000% Notes Due 2041
Document Information [Line Items]
Title of 12(b) Security	1.000% Notes Due 2041
Trading Symbol	KO41
Security Exchange Name	NYSE
3.500% Notes Due 2044
Document Information [Line Items]
Title of 12(b) Security	3.500% Notes Due 2044
Trading Symbol	KO44
Security Exchange Name	NYSE
3.750% Notes Due 2053
Document Information [Line Items]
Title of 12(b) Security	3.750% Notes Due 2053
Trading Symbol	KO53
Security Exchange Name	NYSE